Contingent Consideration Receivable - Schedule of Contingent Consideration Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Contingent Consideration Receivable [Abstract]
Current portion of contingent consideration receivable	$ 0	$ 2,842